Note 15 - Income Taxes (Details 2) - Canada [Member]	Nov. 30, 2018 CAD ($)
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year	$ 44,708,338
Tax Loss Expiration 2028 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year	182,222
Tax Loss Expiration 2029 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year	555,539
Tax Loss Expiration 2030 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year	3,373,079
Tax Loss Expiration 2031 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year	5,532,739
Tax Loss Expiration 2032 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year	5,750,053
Tax Loss Expiration 2033 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year	4,562,538
Tax Loss Expiration 2034 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year	149,927
Tax Loss Expiration 2035 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year	2,634,823
Tax Loss Expiration 2036 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year	5,341,606
Tax Loss Expiration 2037 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year	5,694,760
Tax Loss Expiration 2038 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year	$ 10,931,052